Share Based Compensation - Summary of Recognized Share Based Compensation Expenses (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	¥ 235,876	$ 34,199	¥ 315,362	¥ 153,110
Fulfillment Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	45,979	6,666	32,673	1,974
Sales and Marketing Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	8,138	1,180	6,927	532
Product Development Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	113,965	16,524	42,666	4,370
General and Administrative Expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Share based compensation Expenses	¥ 67,794	$ 9,829	¥ 233,096	¥ 146,234